Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Subsidiaries of the Company

ASIA PACIFIC WIRE & CABLE CORPORATION LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The subsidiaries of the Company are set out below:

	Percentage of equity interest
Place of incorporation and operations	2017	2016
The British Virgin Islands
APWC General Holdings Limited	100%	100%
PRC (APWC) Holding Ltd.	100%	100%
Samray Inc.	100%	100%
Siam (APWC) Holdings Ltd.	100%	100%
Moon View Ltd.	100%	100%
Trigent Investment Holdings Limited	100%	100%
Crown Century Holdings Ltd.	100%	100%
Singapore
Sigma Cable Company (Private) Limited (“Sigma Cable”)	98.30%	98.30%
Sigma-Epan International Pte Ltd. (“Sigma-Epan”) (Liquidated)	0%	100%
Epan Industries Pte Ltd.	98.30%	98.30%
Singvale Pte Ltd.	100%	100%
The People’s Republic of China (“PRC”)
Ningbo Pacific Cable Co., Ltd. (“Ningbo Pacific”)	100%	100%
Shanghai Yayang Electric Co., Ltd. (“SYE”) (iii)	68.75%	66.35%
Pacific Electric Wire & Cable (Shenzhen) Co., Ltd. (“PEWS”) (iv)	97.93%	100%
Hong Kong
Crown Century Holdings Limited (“CCH (HK)”) (iv)	97.93%	100%
Australia
Australia Pacific Electric Cable Pty Limited (“APEC”) (iv)	98.06%	99.40%

2.2	Basis of consolidation (continued)
	Percentage of equity interest
Place of incorporation and operations	2017	2016
Thailand
Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”) (i)	50.93%	50.93%
Siam Pacific Electric Wire & Cable Company Limited (“Siam Pacific”)	50.93%	50.93%
Double D Cable Company Limited (“Double D”)	50.93%	50.93%
Hard Lek Limited.	73.98%	73.98%
APWC (Thailand) Co., Ltd.	99.48%	99.48%
PEWC (Thailand) Co., Ltd.	99.48%	99.48%
CTW Beta Co., Ltd.	50.89%	50.89%
Siam Fiber Optics Co., Ltd. (“SFO”) (ii)	30.56%	30.56%

(i)	Charoong Thai is listed on the Stock Exchange of Thailand and is engaged in the manufacturing of wire and cable products for the power and telecommunications industries in Thailand.

(ii)

The directors have concluded that the Company controls SFO, even though it holds less than half of the voting rights of this subsidiary. This is because the Company is the largest shareholder with a 50.93% equity interest in Charoong Thai, which holds a 60% equity interest of SFO.

(iii)

In June 2017, SYE increased its paid-in capital by US$1 million by converting the loan from CCH(HK). The interest of CCH(HK) in SYE increased from 31.42% to 37.92%, as a result, the Company’s interest in SYE increased by 2.4% to 68.75%.

(iv)

In September 2013, CCH(HK) increased its paid-up share capital by US$2 million through the issuance of 7.8 million mandatory converting preference shares to Siam Pacific. The preference share was not entitled to voting right.

In December 2017, the preference share of 7.8 million shares held by Siam Pacific was converted into 7.8 million ordinary shares. As a result of the preference share conversion, the interest of the Company in CCH (HK) and PEWS decreased by 2.07% to 97.93% and in APEC decreased by 1.34% to 98.06%.

The Company recorded the effect of change in shareholding of the subsidiaries, amounting to $232 thousands; under the caption of “Additional paid-in capital” in consolidated statement of change in equity.